Loan Quality and Allowance for Loan Losses - Troubled Debt Restructurings of Loans Receivable (Detail) (Originated and Purchased Loans [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2014 Loan	Dec. 31, 2014 Loan	Jun. 30, 2013 Loan
Financing Receivable, Modifications [Line Items]
Number of loans	5	7	8
Pre-modification outstanding recorded investment	$ 1,639	$ 2,303	$ 1,408
Post-modification outstanding recorded investment	1,472	2,145	1,261
Charge offs against the allowance for loan loss for impairment recognized at modification	255	288	180
Residential Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	3	5	5
Pre-modification outstanding recorded investment	1,291	1,955	967
Post-modification outstanding recorded investment	1,150	1,823	852
Charge offs against the allowance for loan loss for impairment recognized at modification	228	261	146
Commercial Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of loans			1
Pre-modification outstanding recorded investment			265
Post-modification outstanding recorded investment			245
Charge offs against the allowance for loan loss for impairment recognized at modification			20
Commercial Business [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	2	2
Pre-modification outstanding recorded investment	348	348
Post-modification outstanding recorded investment	322	322
Charge offs against the allowance for loan loss for impairment recognized at modification	27	27
Home Equity Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of loans			2
Pre-modification outstanding recorded investment			176
Post-modification outstanding recorded investment			164
Charge offs against the allowance for loan loss for impairment recognized at modification			$ 14